Related Party Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Accounts receivable, related party receivables	$ 64.0	$ 27.8
Related party receivables	64.0	74.1
Gold Fields Group Services (Pty) Limited
Related Party Transaction [Line Items]
Related party loan receivables		25.4
Gold Fields Operations (Member)
Related Party Transaction [Line Items]
Related party loan receivables		$ 20.9